Derivatives - Net Investment Hedges (Details) € in Millions, ₩ in Billions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 EUR (€)
Foreign currency forward contracts
Net investment hedges
Derivative notional amount | ₩				₩ 248
Foreign Currency Denominated Debt
Net investment hedges
Face amount of debt designated as a net investment hedge | €					€ 3,600
Net Investment Hedges
Net investment hedges
Effective portion of net investment hedge reclassified out of other comprehensive income into income	$ 0
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	206,000,000	$ 246,000,000	$ (70,000,000)
Ineffective portion of gain (loss) on derivative and amount excluded from effectiveness testing recognized in income	11,000,000	1,000,000
Net Investment Hedges | Foreign currency forward contracts
Net investment hedges
Derivative notional amount | €					€ 974
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	143,000,000	94,000,000	12,000,000
Net Investment Hedges | Foreign currency forward contracts | Cost of Sales
Net investment hedges
Ineffective portion of gain (loss) on derivative and amount excluded from effectiveness testing recognized in income	11,000,000	1,000,000
Net Investment Hedges | Foreign Currency Denominated Debt
Net investment hedges
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	$ 63,000,000	$ 152,000,000	$ (82,000,000)